ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF FAIR VALUES OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarizes the fair values of assets acquired and liabilities assumed based on the final purchase price allocation.

HKD’000
Purchase consideration	$- *

Assets acquired
Cash and cash equivalents	$2
Prepaid expenses and other current assets	7
Right-of-use assets	44
Total identifiable assets acquired	$53

Liabilities assumed
Accruals and other current liabilities	$(7)
Lease liabilities	(43)
Total liabilities assumed	$(50)

Net assets acquired and liabilities assumed	$3

Gain on bargain purchase	$(3)

*	Less than HKD1,000